Intangible Assets (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
Net intangible assets at January 1	$ 127,760
Additions	383,994	130,200
Amortization expense	10,374	2,440
Net intangible assets at December 31	$ 501,380	$ 127,760